Long-term bank loans (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Bank Loans

Type of loans	Period and payment term	December 31, 2018	December 31, 2019
		NT$000	NT$000
Syndicated bank loan	Borrowing period is from May 30, 2018 to May 30, 2023; interest is repayable monthly; principal is repayable semi-annually from November 30, 2018	9,822,000	9,066,000
Less: Fee on syndicated bank loan		(32,482)	(24,355)
Less: Current portion (fee included)		(747,422)	(748,419)
		9,042,096	8,293,226
Interest rate range		1.7895%	1.7895%
Unused credit lines of long-term bank loans NT$000		1,800,000	1,800,000